                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03128

Morgan Stanley Dividend Growth Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2006

Date of reporting period: August 31, 2005


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Dividend Growth Securities Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.


MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six-months ended August 31, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED AUGUST 31, 2005

                                                                    LIPPER
                                                      S&P        LARGE-CAP
                                                   500(R)       CORE FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)         INDEX(2)
   0.28%       0.29%      -0.05%       0.42%       2.32%             2.02%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the fiscal period ended August 31, 2005, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

MARKET CONDITIONS

Despite a market climate that was often choppy and uncertain, domestic stocks advanced slightly during the six-month period ended August 31, 2005. Large-capitalization stocks produced tepid returns overall, while mid- and small-cap stocks gained more briskly.

In the opening months of the period, investors were troubled by soaring oil prices, inflation concerns, a potential slowdown in economic growth, and the future intentions of the Federal Open Market Committee ("the Fed"). The travails of the auto industry further hampered sentiment. A degree of optimism returned to the market in mid-spring, however, and continued through July. Relatively benign inflation data and comments from the Fed allayed inflationary concerns and encouraged speculation that the end of the rate-tightening cycle was near. Better economic data, improved consumer confidence, mergers-and-acquisition activity, and a growing acceptance of high oil prices buoyed stocks. Corporate earnings, while varying by company and sector, were generally good. Investors seemed undeterred by geopolitical turmoil such as the terror attacks in London.

In August, though, this optimism abated. The Fed increased the federal funds target rate once again, and investors realized that an end to the tightening cycle might not be imminent after all. As the hurricane season unfolded, concerns mounted about the potential impact to the energy markets, and in turn, to consumer sentiment and corporate profitability. Uncertainty reached heightened levels during the final days of the period, as Hurricane Katrina caused substantial damage to the Gulf Coast region.

Within the S&P 500(R) Index, utilities, energy, and health care were the top-performing sectors during the six-month period. Utilities and energy benefited from rising energy prices, while biotech stocks helped propel health care. The materials, industrials, and consumer discretionary sectors lagged most significantly.

PERFORMANCE ANALYSIS

Morgan Stanley Dividend Growth Securities Inc. underperformed the S&P 500(R) Index and the Lipper Large-Cap Core Funds Index for the six months ended August 31, 2005, assuming no deduction of applicable sales charges.

Based on our analysis of longer-term fundamentals and prospects, the Fund emphasized mega and large capitalization stocks. However, as the market gravitated away from these largest companies, the

Fund's relative performance suffered, with the energy sector providing a good example of this effect. Within the industrials sector, the Fund was slowed by its exposure to the industrial conglomerates and commercial services industries, due to a combination of company-specific and broader influences. Within technology, company-specific weakness in certain computer and peripheral holdings hindered performance. Stock selection within the banking industry also took a toll. Finally, as a result of our valuation discipline, we avoided real estate investment trusts, many of which appreciated significantly as investors bid up yield-oriented investments.

In contrast, a diverse group of health care companies enhanced performance. Selected biotechnology, pharmaceuticals, healthcare providers and services, and healthcare equipment and supplies stocks all contributed notable gains. Moreover, our investment discipline led us away from some of the health care stocks in the S&P 500(R) Index that fared poorly, thereby bolstering relative performance. Positions in electric utilities also served the Fund well. Supported by rising energy costs and company fundamentals, positions in electric utilities were also rewarded. Also on the upside, the Fund's consumer staples holdings included pockets of strength within food and staples retailing and household products.

----------------------------------------------------
There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   Exxon Mobil Corp                                     4.1%
   United Technologies Corp.                            4.0
   BP PLC (ADR) (United Kingdom)                        3.6
   PepsiCo, Inc.                                        3.5
   Target Corp.                                         3.4
   Bank of America Corp.                                3.3
   General Electric Co.                                 3.1
   Procter & Gamble Co.                                 3.1
   CVS Corp.                                            2.7
   Coca-Cola Co. (The)                                  2.7

   TOP FIVE INDUSTRIES
   Industrial Conglomerates                             9.7%
   Pharmaceuticals: Major                               7.8
   Integrated Oil                                       7.8
   Major Banks                                          4.3
   Semiconductors                                       4.1

Data as of August 31, 2005. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS OF COMPANIES WITH A RECORD OF PAYING DIVIDENDS AND THE POTENTIAL FOR INCREASING DIVIDENDS. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., INITIALLY EMPLOYS A QUANTITATIVE SCREENING PROCESS IN AN ATTEMPT TO IDENTIFY A NUMBER OF COMMON STOCKS WHICH ARE REASONABLY VALUED AND WHICH HAVE A RECORD OF PAYING DIVIDENDS. THE INVESTMENT ADVISER ALSO CONSIDERS OTHER FACTORS, SUCH AS A COMPANY'S RETURN ON INVESTED CAPITAL AND LEVELS OF FREE CASH FLOW. THE INVESTMENT ADVISER THEN APPLIES QUALITATIVE ANALYSIS TO DETERMINE WHICH STOCKS IT BELIEVES HAVE ATTRACTIVE FUTURE GROWTH PROSPECTS AND THE POTENTIAL TO INCREASE DIVIDENDS AND, FINALLY, TO DETERMINE WHETHER ANY OF THE STOCKS SHOULD BE ADDED TO OR SOLD FROM THE FUND'S PORTFOLIO.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE 800-869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED AUGUST 31, 2005

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 03/30/81)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              DIVAX                     DIVBX                    DIVCX                    DIVDX
   1 YEAR                               9.44%(3)                  9.52%(3)                 8.65%(3)                 9.70%(3)
                                        3.70(4)                   4.76(4)                  7.70(4)                    --
   5 YEARS                              2.52(3)                   2.05(3)                  1.77(3)                  2.76(3)
                                        1.42(4)                   1.80(4)                  1.77(4)                    --
   10 YEARS                               --                      7.61(3)                    --                       --
                                          --                      7.61(4)                    --                       --
   SINCE INCEPTION                      3.69(3)                  11.57(3)                  2.93(3)                  3.94(3)
                                        3.01(4)                  11.57(4)                  2.93(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/05 - 08/31/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             03/01/05 -
                                                                     03/01/05            08/31/05             08/31/05
                                                                   -------------       -------------       ---------------
CLASS A
Actual (0.28% return).......................................         $1,000.00           $1,002.80              $4.24
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.97              $4.28

CLASS B
Actual (0.29% return).......................................         $1,000.00           $1,002.90              $3.74
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,021.48              $3.77

CLASS C
Actual (-0.05% return)......................................         $1,000.00           $  999.50              $8.01
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,017.19              $8.08

CLASS D
Actual (0.42% return).......................................         $1,000.00           $1,004.20              $2.98
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,022.23              $3.01

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.84%, 0.74%, 1.59% and 0.59% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was better than its performance peer group average for all three periods. The Board concluded that the Fund's performance was satisfactory.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expense ratio were competitive with those of the Fund's expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES


The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Common Stocks (98.5%)
              Aerospace & Defense
              (1.0%)
   991,200    Northrop Grumman
               Corp. ................  $   55,596,408
                                       --------------
              Apparel/Footwear (1.4%)
 1,412,200    V.F. Corp. ............      83,757,582
                                       --------------
              Auto Parts: O.E.M.
              (1.1%)
 1,044,200    Johnson Controls,
               Inc. .................      62,631,116
                                       --------------
              Beverages: Non-
              Alcoholic (2.7%)
 3,518,500    Coca-Cola Co. (The)....     154,814,000
                                       --------------
              Biotechnology (0.5%)
   311,500    Genentech, Inc.*.......      29,262,310
                                       --------------
              Chemicals: Agricultural
              (1.3%)
 1,184,800    Monsanto Co. ..........      75,637,632
                                       --------------
              Chemicals: Major
              Diversified (1.5%)
 2,072,300    Dow Chemical Co.
               (The).................      89,523,360
                                       --------------
              Computer Communications
              (1.3%)
 3,281,500    Juniper Networks,
               Inc.*.................      74,621,310
                                       --------------
              Computer Processing
              Hardware (3.0%)
 1,608,000    Apple Computer,
               Inc.*.................      75,463,440
 2,779,200    Dell, Inc.*............      98,939,520
                                       --------------
                                          174,402,960
                                       --------------
              Data Processing
              Services (0.7%)
 1,041,600    First Data Corp. ......      43,278,480
                                       --------------
              Discount Stores (3.4%)
 3,716,700    Target Corp. ..........     199,772,625
                                       --------------
              Drugstore Chains (2.7%)
 5,424,800    CVS Corp. .............     159,326,376
                                       --------------

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Electric Utilities
              (3.0%)
 1,891,600    Exelon Corp. ..........  $  101,938,324
 1,629,000    FPL Group, Inc. .......      70,193,610
                                       --------------
                                          172,131,934
                                       --------------
              Financial Conglomerates
              (3.9%)
 2,647,200    Citigroup, Inc. .......     115,867,944
 1,247,100    JPMorgan Chase &
               Co. ..................      42,264,219
   847,100    UBS AG (ADR)
               (Switzerland).........      69,546,910
                                       --------------
                                          227,679,073
                                       --------------
              Financial Publishing/
              Services (0.9%)
 1,053,700    McGraw-Hill Companies,
               Inc. (The)............      50,809,414
                                       --------------
              Food: Major Diversified
              (3.5%)
 3,675,200    PepsiCo, Inc. .........     201,584,720
                                       --------------
              Home Improvement Chains
              (1.5%)
 2,155,200    Home Depot, Inc.
               (The).................      86,897,664
                                       --------------
              Hotels/Resorts/
              Cruiselines (0.4%)
   419,600    Carnival Corp.
               (Panama)..............      20,703,064
                                       --------------
              Household/Personal Care
              (3.1%)
 3,234,200    Procter & Gamble Co.
               (The).................     179,433,416
                                       --------------
              Industrial
              Conglomerates (9.7%)
 2,061,200    3M Co. ................     146,654,380
 5,457,300    General Electric
               Co. ..................     183,419,853
 4,668,600    United Technologies
               Corp. ................     233,430,000
                                       --------------
                                          563,504,233
                                       --------------

10
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2005 (UNAUDITED) continued

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Information Technology
              Services (2.1%)
 1,511,300    International Business
               Machines Corp. .......  $  121,841,006
                                       --------------
              Integrated Oil (7.8%)
 3,103,800    BP PLC (ADR) (United
               Kingdom)..............     212,237,844
 4,037,900    Exxon Mobil Corp. .....     241,870,210
                                       --------------
                                          454,108,054
                                       --------------
              Internet Software/
              Services (1.4%)
    93,200    Google, Inc. (Class
               A)*...................      26,655,200
 1,735,100    Yahoo!, Inc.*..........      57,848,234
                                       --------------
                                           84,503,434
                                       --------------
              Investment Banks/
              Brokers (2.8%)
   764,900    Goldman Sachs Group
               Inc. (The)............      85,041,582
 1,363,200    Merrill Lynch & Co.,
               Inc. .................      77,920,512
                                       --------------
                                          162,962,094
                                       --------------
              Investment Managers
              (1.2%)
 2,203,800    Mellon Financial
               Corp. ................      71,513,310
                                       --------------
              Life/Health Insurance
              (1.5%)
 1,788,600    Lincoln National
               Corp. ................      88,696,674
                                       --------------
              Major Banks (4.3%)
 4,474,400    Bank of America
               Corp. ................     192,533,432
 1,708,300    KeyCorp................      56,578,896
                                       --------------
                                          249,112,328
                                       --------------
              Major
              Telecommunications
              (1.5%)
 2,655,500    Verizon Communications
               Inc. .................      86,861,405
                                       --------------

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Managed Health Care
              (2.8%)
 1,431,600    Caremark Rx, Inc.*.....  $   66,898,668
 1,903,400    UnitedHealth Group
               Inc. .................      98,025,100
                                       --------------
                                          164,923,768
                                       --------------
              Media Conglomerates
              (0.7%)
 2,523,100    News Corp. (Class B)...      43,119,779
                                       --------------
              Medical Specialties
              (2.4%)
   158,500    Alcon, Inc.
               (Switzerland).........      18,710,925
   751,200    Fisher Scientific
               International,
               Inc.*.................      48,437,376
 1,238,100    Medtronic, Inc. .......      70,571,700
                                       --------------
                                          137,720,001
                                       --------------
              Office Equipment/
              Supplies (2.6%)
 3,560,100    Pitney Bowes, Inc. ....     153,974,325
                                       --------------
              Oil & Gas Production
              (1.5%)
 2,209,133    XTO Energy Inc. .......      87,923,493
                                       --------------
              Oilfield Services/
              Equipment (1.8%)
 1,039,500    Halliburton Co. .......      64,417,815
   499,500    Schlumberger Ltd.
               (Netherlands
               Antilles).............      43,071,885
                                       --------------
                                          107,489,700
                                       --------------
              Other Consumer Services
              (0.8%)
 1,178,800    eBay, Inc.*............      47,729,612
                                       --------------
              Packaged Software
              (2.7%)
 4,423,700    Microsoft Corp. .......     121,209,380
 1,732,200    Symantec Corp.*........      36,341,556
                                       --------------
                                          157,550,936
                                       --------------

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2005 (UNAUDITED) continued

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Pharmaceuticals: Major
              (7.8%)
 1,200,400    Abbott Laboratories....  $   54,174,052
 2,960,900    Bristol-Myers Squibb
               Co. ..................      72,453,223
 1,655,000    Johnson & Johnson......     104,910,450
 3,210,800    Pfizer, Inc. ..........      81,779,076
 3,096,700    Wyeth..................     141,797,893
                                       --------------
                                          455,114,694
                                       --------------
              Semiconductors (4.1%)
 4,589,000    Intel Corp. ...........     118,029,080
 1,217,800    Marvell Technology
               Group Ltd.
               (Bermuda)*............      57,467,982
 1,973,700    Texas Instruments
               Inc. .................      64,500,516
                                       --------------
                                          239,997,578
                                       --------------
              Telecommunication
              Equipment (1.1%)
 1,604,200    QUALCOMM Inc. .........      63,702,782
                                       --------------
              Tobacco (1.1%)
   885,200    Altria Group, Inc. ....      62,583,640
                                       --------------
              Total Common Stocks
              (Cost
              $2,684,482,360)........   5,746,796,290
                                       --------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                  VALUE
------------------------------------------------------
              Short-Term Investment (1.0%)
              Repurchase Agreement
 $  58,913    Joint repurchase
              agreement account
              3.575% due 09/01/05
              (dated 08/31/05;
              proceeds $58,918,850)
              (a)
              (Cost $58,913,000).....  $   58,913,000
                                       --------------

Total Investments
(Cost $2,743,395,360)
(b).......................    99.5%     5,805,709,290
Other Assets in Excess of
Liabilities...............     0.5         27,640,134
                             -----     --------------
Net Assets................   100.0%    $5,833,349,424
                             =====     ==============

---------------------------------------------------

    ADR  American Depositary Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $3,074,459,410 and the aggregate gross unrealized depreciation is $12,145,480, resulting in net unrealized appreciation of $3,062,313,930.

12
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
SUMMARY OF INVESTMENTS - AUGUST 31, 2005 (UNAUDITED)

                                                 PERCENT OF
INDUSTRY                            VALUE        NET ASSETS
-----------------------------------------------------------
Industrial Conglomerates......  $  563,504,233       9.7%
Pharmaceuticals: Major........     455,114,694       7.8
Integrated Oil................     454,108,054       7.8
Major Banks...................     249,112,328       4.3
Semiconductors................     239,997,578       4.1
Financial Conglomerates.......     227,679,073       3.9
Food: Major Diversified.......     201,584,720       3.5
Discount Stores...............     199,772,625       3.4
Household/Personal Care.......     179,433,416       3.1
Computer Processing
  Hardware....................     174,402,960       3.0
Electric Utilities............     172,131,934       2.9
Managed Health Care...........     164,923,768       2.8
Investment Banks/Brokers......     162,962,094       2.8
Drugstore Chains..............     159,326,376       2.7
Packaged Software.............     157,550,936       2.7
Beverages: Non-Alcoholic......     154,814,000       2.7
Office Equipment/Supplies.....     153,974,325       2.6
Medical Specialties...........     137,720,001       2.4
Information Technology
  Services....................     121,841,006       2.1
Oilfield Services/Equipment...     107,489,700       1.8
Chemicals: Major
  Diversified.................      89,523,360       1.5

                                                 PERCENT OF
INDUSTRY                            VALUE        NET ASSETS
-----------------------------------------------------------
Life/Health Insurance.........  $   88,696,674       1.5%
Oil & Gas Production..........      87,923,493       1.5
Home Improvement Chains.......      86,897,664       1.5
Major Telecommunications......      86,861,405       1.5
Internet Software/Services....      84,503,434       1.4
Apparel/Footwear..............      83,757,582       1.4
Chemicals: Agricultural.......      75,637,632       1.3
Computer Communications.......      74,621,310       1.3
Investment Managers...........      71,513,310       1.2
Telecommunication Equipment...      63,702,782       1.1
Auto Parts: O.E.M. ...........      62,631,116       1.1
Tobacco.......................      62,583,640       1.1
Repurchase Agreement..........      58,913,000       1.0
Aerospace & Defense...........      55,596,408       1.0
Financial Publishing/
  Services....................      50,809,414       0.9
Other Consumer Services.......      47,729,612       0.8
Data Processing Services......      43,278,480       0.7
Media Conglomerates...........      43,119,779       0.7
Biotechnology.................      29,262,310       0.5
Hotels/Resorts/Cruiselines....      20,703,064       0.4
                                --------------      ----
                                $5,805,709,290      99.5%
                                ==============      ====

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $2,743,395,360)...  $5,805,709,290
Receivable for:
    Investments sold........................................      34,943,238
    Dividends...............................................      14,419,216
    Capital stock sold......................................       1,428,431
    Foreign withholding taxes reclaimed.....................         264,333
    Interest................................................           5,850
Prepaid expenses and other assets...........................         350,367
Receivable from affiliate...................................       1,601,793
                                                              --------------
    Total Assets............................................   5,858,722,518
                                                              --------------
Liabilities:
Payable for:
    Investments purchased...................................      11,731,914
    Capital stock redeemed..................................       8,576,170
    Distribution fee........................................       2,433,466
    Investment advisory fee.................................       1,945,689
    Administration fee......................................         428,075
Accrued expenses and other payables.........................         257,780
                                                              --------------
    Total Liabilities.......................................      25,373,094
                                                              --------------
    Net Assets..............................................  $5,833,349,424
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $2,241,075,092
Net unrealized appreciation.................................   3,062,313,930
Accumulated undistributed net investment income.............      32,224,565
Accumulated undistributed net realized gain.................     497,735,837
                                                              --------------
    Net Assets..............................................  $5,833,349,424
                                                              ==============
Class A Shares:
Net Assets..................................................  $3,544,393,765
Shares Outstanding (500,000,000 authorized, $.01 par
  value)....................................................     100,387,228
    Net Asset Value Per Share...............................          $35.31
                                                              ==============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........          $37.27
                                                              ==============
Class B Shares:
Net Assets..................................................  $1,653,466,633
Shares Outstanding (500,000,000 authorized, $.01 par
  value)....................................................      46,638,206
    Net Asset Value Per Share...............................          $35.45
                                                              ==============
Class C Shares:
Net Assets..................................................     $88,447,025
Shares Outstanding (500,000,000 authorized, $.01 par
  value)....................................................       2,512,038
    Net Asset Value Per Share...............................          $35.21
                                                              ==============
Class D Shares:
Net Assets..................................................    $547,042,001
Shares Outstanding (500,000,000 authorized, $.01 par
  value)....................................................      15,479,039
    Net Asset Value Per Share...............................          $35.34
                                                              ==============

14
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended August 31, 2005 (unaudited)

Net Investment Income:
Income
Dividends (net of $231,614 foreign withholding tax).........  $  60,547,511
Interest....................................................        925,844
                                                              -------------
    Total Income............................................     61,473,355
                                                              -------------
Expenses
Investment advisory fee.....................................     11,208,724
Transfer agent fees and expenses............................      3,839,878
Distribution fee (Class A shares)...........................      3,264,135
Distribution fee (Class B shares)...........................      2,166,106
Distribution fee (Class C shares)...........................        477,494
Administration fee..........................................      2,490,880
Shareholder reports and notices.............................        273,159
Custodian fees..............................................        113,222
Registration fees...........................................         72,771
Directors' fees and expenses................................         42,446
Professional fees...........................................         30,433
Other.......................................................        153,219
                                                              -------------
    Total Expenses..........................................     24,132,467
                                                              -------------
    Net Investment Income...................................     37,340,888
                                                              -------------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................    550,675,052
Net change in unrealized appreciation.......................   (578,077,282)
                                                              -------------
    Net Loss................................................    (27,402,230)
                                                              -------------
Net Increase................................................  $   9,938,658
                                                              =============

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              AUGUST 31, 2005   FEBRUARY 28, 2005
                                                              ---------------   -----------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $   37,340,888     $   104,562,040
Net realized gain...........................................     550,675,052         801,010,229
Net change in unrealized appreciation.......................    (578,077,282)       (455,937,739)
                                                              --------------     ---------------
    Net Increase............................................       9,938,658         449,634,530
                                                              --------------     ---------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................     (13,388,797)         (1,456,229)
    Class B shares..........................................     (23,525,704)        (79,008,021)
    Class C shares..........................................        (279,131)           (591,426)
    Class D shares..........................................      (4,274,950)         (8,969,708)
Net realized gain
    Class A shares..........................................    (170,433,477)        (18,670,786)
    Class B shares..........................................     (86,739,147)     (1,075,505,396)
    Class C shares..........................................      (4,443,847)        (18,704,327)
    Class D shares..........................................     (26,686,176)        (98,856,950)
                                                              --------------     ---------------
    Total Dividends and Distributions.......................    (329,771,229)     (1,301,762,843)
                                                              --------------     ---------------

Net decrease from capital stock transactions................    (511,629,409)       (355,425,242)
                                                              --------------     ---------------
    Net Decrease............................................    (831,461,980)     (1,207,553,555)
Net Assets:
Beginning of period.........................................   6,664,811,404       7,872,364,959
                                                              --------------     ---------------
End of Period
(Including accumulated undistributed net investment income
of $32,224,565 and $36,352,259, respectively)...............  $5,833,349,424     $ 6,664,811,404
                                                              ==============     ===============

16
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Dividend Growth Securities Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Directors of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005 (UNAUDITED) continued

Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005 (UNAUDITED) continued

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.37% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; 0.345% to the portion of the daily net assets exceeding $3 billion but not exceeding $4 billion; 0.32% to the portion of the daily net assets exceeding $4 billion but not exceeding $5 billion; 0.295% to the portion of the daily net assets exceeding $5 billion but not exceeding $6 billion; 0.27% to the portion of the daily net assets exceeding $6 billion but not exceeding $8 billion; 0.245% to the portion of the daily net assets exceeding $8 billion but not exceeding $10 billion; 0.22% to the portion of the daily net assets exceeding $10 billion but not exceeding $15 billion; and 0.195% to the portion of the daily net assets in excess of $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005 (UNAUDITED) continued

attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of August 31, 2005.

For the six months ended August 31, 2005, the distribution fee was accrued for Class B shares at the annual rate of 0.15%. At August 31, 2005, included in the Statement of Assets and Liabilities is a receivable from affiliate of $1,601,793, which represents payments by the Distributor.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $37, $1,513,956 and $6,805, respectively and received $135,246 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and the proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $1,148,617,493 and $1,982,532,283, respectively. Included in the aforementioned transactions are purchases and sales with other Morgan Stanley funds of $1,933,440 and $7,569,289, respectively, including a net realized gain of $5,126,890.

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005 (UNAUDITED) continued

For the six months ended August 31, 2005, the Fund incurred brokerage commissions of $406,882, with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf the Fund.

At August 31, 2005, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $5,798,796.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended August 31, 2005 included in Directors' fees and expenses in the Statement of Operations amounted to $3,652. At August 31, 2005, the Fund had an accrued pension liability of $63,401 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005 (UNAUDITED) continued

As of February 28, 2005, the Fund had a net capital loss carryforward of $35,530,320 of which $30,714,381 will expire on February 28, 2010, and $4,815,939 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of Morgan Stanley Equity Fund ("Equity"), the Fund obtained a net capital loss carryforward of $120,845,930 from Equity. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of February 28, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005 (UNAUDITED) continued

7. Capital Stock

Transactions in capital stock were as follows:

                                                    FOR THE SIX                         FOR THE YEAR
                                                    MONTHS ENDED                            ENDED
                                                  AUGUST 31, 2005                     FEBRUARY 28, 2005
                                           ------------------------------       -----------------------------
                                                    (unaudited)
                                              SHARES          AMOUNT              SHARES          AMOUNT
                                           ------------   ---------------       -----------   ---------------
CLASS A SHARES
Sold.....................................       274,752   $     9,879,224           393,999   $    15,246,462
Conversion from Class B..................   102,389,959     3,633,418,735           --              --
Reinvestment of dividends and
  distributions..........................     4,787,601       166,808,030           490,173        18,438,792
Redeemed.................................    (9,656,650)     (345,796,378)       (1,302,870)      (50,180,727)
                                           ------------   ---------------       -----------   ---------------
Net increase (decrease) - Class A........    97,795,662     3,464,309,611          (418,698)      (16,495,473)
                                           ------------   ---------------       -----------   ---------------
CLASS B SHARES
Sold.....................................       972,527        35,346,369         4,081,060       159,735,292
Conversion to Class A....................  (102,043,627)   (3,633,418,735)          --              --
Reinvestment of dividends and
  distributions..........................     2,849,557       100,260,951        27,755,680     1,046,078,181
Redeemed.................................   (12,546,615)     (456,094,360)      (41,707,726)   (1,610,348,671)
                                           ------------   ---------------       -----------   ---------------
Net decrease - Class B...................  (110,768,158)   (3,953,905,775)       (9,870,986)     (404,535,198)
                                           ------------   ---------------       -----------   ---------------
CLASS C SHARES
Sold.....................................        80,133         2,898,397           320,615        12,475,483
Reinvestment of dividends and
  distributions..........................       128,446         4,473,324           487,652        18,295,763
Redeemed.................................      (466,406)      (16,773,437)         (857,612)      (32,777,319)
                                           ------------   ---------------       -----------   ---------------
Net decrease - Class C...................      (257,827)       (9,401,716)          (49,345)       (2,006,073)
                                           ------------   ---------------       -----------   ---------------
CLASS D SHARES
Sold.....................................     1,137,942        41,094,071         3,407,318       131,861,626
Reinvestment of dividends and
  distributions..........................       813,009        28,410,394         2,628,224        98,762,191
Redeemed.................................    (2,282,516)      (82,135,994)       (4,216,904)     (163,012,315)
                                           ------------   ---------------       -----------   ---------------
Net increase (decrease) - Class D........      (331,565)      (12,631,529)        1,818,638        67,611,502
                                           ------------   ---------------       -----------   ---------------
Net decrease in Fund.....................   (13,561,888)  $  (511,629,409)       (8,520,391)  $  (355,425,242)
                                           ============   ===============       ===========   ===============

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                             FOR THE SIX                          FOR THE YEAR ENDED FEBRUARY 28,
                                            MONTHS ENDED          ---------------------------------------------------------------
                                           AUGUST 31, 2005          2005        2004*         2003           2002          2001
                                           ---------------        --------     --------     ---------      --------      --------
                                             (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.....       $37.21             $42.01       $34.01       $ 46.44        $52.54        $50.11
                                                ------             ------       ------       -------        ------        ------

Income (loss) from investment operations:
    Net investment income++..............         0.23               0.54         0.61          0.68          0.71          0.84
    Net realized and unrealized gain
    (loss)...............................        (0.15)              2.08        11.62        (11.41)        (3.51)         8.35
                                                ------             ------       ------       -------        ------        ------

Total income (loss) from investment
 operations..............................         0.08               2.62        12.23        (10.73)        (2.80)         9.19
                                                ------             ------       ------       -------        ------        ------

Less dividends and distributions from:
    Net investment income................        (0.24)             (0.52)       (0.65)        (0.72)        (0.70)        (0.92)
    Net realized gain....................        (1.74)             (6.90)       (3.58)        (0.98)        (2.60)        (5.84)
                                                ------             ------       ------       -------        ------        ------

Total dividends and distributions........        (1.98)             (7.42)       (4.23)        (1.70)        (3.30)        (6.76)
                                                ------             ------       ------       -------        ------        ------

Net asset value, end of period...........       $35.31             $37.21       $42.01       $ 34.01        $46.44        $52.54
                                                ======             ======       ======       =======        ======        ======

Total Return+............................         0.28%(1)           6.98%       37.26%       (23.66)%       (5.35)%       19.31%

Ratios to Average Net Assets(3):
Expenses.................................         0.84%(2)           0.81%        0.80%         0.77%         0.73%         0.73%

Net investment income....................         1.13%(2)           1.41%        1.56%         1.69%         1.46%         1.57%

Supplemental Data:
Net assets, end of period, in millions...       $3,544                $96         $126          $104          $145          $223

Portfolio turnover rate..................           19%(1)             38%          34%            7%            0%            1%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

24
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                             FOR THE SIX                         FOR THE YEAR ENDED FEBRUARY 28,
                                            MONTHS ENDED          -------------------------------------------------------------
                                           AUGUST 31, 2005          2005        2004*         2003          2002         2001
                                           ---------------        --------     --------     ---------     --------     --------
                                             (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period.....       $37.34             $42.08       $34.04       $ 46.46       $52.54       $50.10
                                                ------             ------       ------       -------       ------       ------

Income (loss) from investment operations:
    Net investment income++..............         0.21               0.57         0.43          0.37         0.34         0.47
    Net realized and unrealized gain
    (loss)...............................        (0.13)              2.09        11.64        (11.41)       (3.50)        8.35
                                                ------             ------       ------       -------       ------       ------

Total income (loss) from investment
 operations..............................         0.08               2.66        12.07        (11.04)       (3.16)        8.82
                                                ------             ------       ------       -------       ------       ------

Less dividends and distributions from:
    Net investment income................        (0.23)             (0.50)       (0.45)        (0.40)       (0.32)       (0.54)
    Net realized gain....................        (1.74)             (6.90)       (3.58)        (0.98)       (2.60)       (5.84)
                                                ------             ------       ------       -------       ------       ------

Total dividends and distributions........        (1.97)             (7.40)       (4.03)        (1.38)       (2.92)       (6.38)
                                                ------             ------       ------       -------       ------       ------

Net asset value, end of period...........       $35.45             $37.34       $42.08       $ 34.04       $46.46       $52.54
                                                ======             ======       ======       =======       ======       ======

Total Return+............................         0.29%(1)           7.03%       36.62%       (24.27)%      (6.06)%      18.48%

Ratios to Average Net Assets(3):
Expenses.................................         0.74%(2)           0.75%(4)     1.28%(4)      1.54%        1.49%        1.42%

Net investment income....................         1.23%(2)           1.47%(4)     1.08%(4)      0.92%        0.70%        0.88%

Supplemental Data:
Net assets, end of period, in millions...       $1,653             $5,877       $7,040        $6,020       $9,865      $11,819

Portfolio turnover rate..................           19%(1)             38%          34%            7%           0%           1%

---------------------

     *   Year ended February 29.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been:



                                   EXPENSE         NET INVESTMENT
           PERIOD ENDED            RATIO           INCOME RATIO
         -----------------          ----                ----
         February 28, 2005          0.85%               1.37%
         February 29, 2004          1.56                0.80

                                                                              25
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                             FOR THE SIX                         FOR THE YEAR ENDED FEBRUARY 28,
                                            MONTHS ENDED          -------------------------------------------------------------
                                           AUGUST 31, 2005          2005        2004*         2003          2002         2001
                                           ---------------        --------     --------     ---------     --------     --------
                                             (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.....       $37.11             $41.89       $33.92       $ 46.32       $52.44       $49.96
                                                ------             ------       ------       -------       ------       ------

Income (loss) from investment operations:
    Net investment income++..............         0.07               0.27         0.31          0.37         0.35         0.50
    Net realized and unrealized gain
    (loss)...............................        (0.12)              2.07        11.60        (11.38)       (3.49)        8.32
                                                ------             ------       ------       -------       ------       ------

Total income (loss) from investment
 operations..............................        (0.05)              2.34        11.91        (11.01)       (3.14)        8.82
                                                ------             ------       ------       -------       ------       ------

Less dividends and distributions from:
    Net investment income................        (0.11)             (0.22)       (0.36)        (0.41)       (0.38)       (0.50)
    Net realized gain....................        (1.74)             (6.90)       (3.58)        (0.98)       (2.60)       (5.84)
                                                ------             ------       ------       -------       ------       ------

Total dividends and distributions........        (1.85)             (7.12)       (3.94)        (1.39)       (2.98)       (6.34)
                                                ------             ------       ------       -------       ------       ------

Net asset value, end of period...........       $35.21             $37.11       $41.89       $ 33.92       $46.32       $52.44
                                                ======             ======       ======       =======       ======       ======

Total Return+............................        (0.05)%(1)          6.15%       36.25%       (24.26)%      (6.05)%      18.54%

Ratios to Average Net Assets(3):
Expenses.................................         1.59 %(2)          1.52%        1.56%         1.54%        1.48%        1.37%

Net investment income....................         0.38 %(2)          0.70%        0.80%         0.92%        0.71%        0.93%

Supplemental Data:
Net assets, end of period, in millions...          $88               $103         $118           $83         $125         $139

Portfolio turnover rate..................           19 %(1)            38%          34%            7%           0%           1%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

26
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                             FOR THE SIX                         FOR THE YEAR ENDED FEBRUARY 28,
                                            MONTHS ENDED          -------------------------------------------------------------
                                           AUGUST 31, 2005          2005        2004*         2003          2002         2001
                                           ---------------        --------     --------     ---------     --------     --------
                                             (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period.....       $37.23             $42.04       $34.03       $ 46.47       $52.59       $50.16
                                                ------             ------       ------       -------       ------       ------

Income (loss) from investment operations:
    Net investment income++..............         0.25               0.65         0.70          0.77         0.83         0.97
    Net realized and unrealized gain
    (loss)...............................        (0.12)              2.06        11.63        (11.41)       (3.53)        8.35
                                                ------             ------       ------       -------       ------       ------

Total income (loss) from investment
 operations..............................         0.13               2.71        12.33        (10.64)       (2.70)        9.32
                                                ------             ------       ------       -------       ------       ------

Less dividends and distributions from:
    Net investment income................        (0.28)             (0.62)       (0.74)        (0.82)       (0.82)       (1.05)
    Net realized gain....................        (1.74)             (6.90)       (3.58)        (0.98)       (2.60)       (5.84)
                                                ------             ------       ------       -------       ------       ------

Total dividends and distributions........        (2.02)             (7.52)       (4.32)        (1.80)       (3.42)       (6.89)
                                                ------             ------       ------       -------       ------       ------

Net asset value, end of period...........       $35.34             $37.23       $42.04       $ 34.03       $46.47       $52.59
                                                ======             ======       ======       =======       ======       ======

Total Return+............................         0.42%(1)           7.22%       37.58%       (23.50)%      (5.10)%      19.60%

Ratios to Average Net Assets(3):
Expenses.................................         0.59%(2)           0.56%        0.56%         0.54%        0.49%        0.48%

Net investment income....................         1.38%(2)           1.66%        1.80%         1.92%        1.70%        1.82%

Supplemental Data:
Net assets, end of period, in millions...         $547               $589         $588          $376         $480         $424

Portfolio turnover rate..................           19%(1)             38%          34%            7%           0%           1%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              27
                       See Notes to Financial Statements

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Dividend Growth
Securities

Semiannual Report
August 31, 2005

[MORGAN STANLEY LOGO]

37910RPT-RA05-00837P-Y08/05

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Dividend Growth Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2005


                                       3